SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			1 Months Ended		12 Months Ended
	Nov. 05, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) bbl	Jan. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2023 USD ($) bbl shares	Jun. 29, 2024 USD ($)
Product Information [Line Items]
Cash, FDIC insured amount					$ 250,000
Aggregate limit					150,000,000
Allowance for credit loss					0	$ 0
Inventory allowance					0	0
Deferred transaction costs					0	$ 1,397,964
Number of barrels | bbl			600			1,200
Prepayment amount				$ 1,000,000
Agreement amount			$ 500,000
Excess prepayment amount			500,000
Current and new investors					12,000,000
Pay out					25,300,000
Capital account					25,300,000
Raised amount					9,791,360
Fair value of investment					12,000,000
Servicing asset at fair value					$ 3,421,000
Weighted average expected term		5 years			5 years
Expected volatility rate		70.00%
Expected dividends		$ 0
Risk-Free Interest Rate		4.08%			4.22%
Treasury bill term		5 years
Shares repurchased | shares					21	72
Depletion					$ 54,030	$ 66,271
Deferred revenue					100,099	1,039,863
Total net sales					8,402,488	7,971,224
Cost of sales					$ 232,073	230,230
Issuance of common stock shares | shares					2,500,000
Service period for stock-based payment award					4 years
Advertising expense					$ 427,398	920,879
Number of operating segments | Segment					1
Service [Member]
Product Information [Line Items]
Total net sales					$ 1,787,555	2,834,742
Shipping and Handling [Member]
Product Information [Line Items]
Other expenses					$ 248,005	$ 165,961
Treasury Stock, Common [Member]
Product Information [Line Items]
Share price | $ / shares					$ 157.89
Flavored Bourbon L L C [Member]
Product Information [Line Items]
Fair value of investment		$ 14,285,000					$ 10,864,000
Flavored Bourbon L L C [Member]
Product Information [Line Items]
Ownership percentage					12.20%	15.10%
Override waterfall distribution					2.50%
Whiskey Note [Member]
Product Information [Line Items]
Aggregate principal			$ 672,500
IPO [Member]
Product Information [Line Items]
Deferred offering costs	$ 2,367,921
Underwriting commissions and expenses	$ 790,000
Minimum [Member]
Product Information [Line Items]
Useful life					6 years	10 years
Estimated useful lives (in years) estimated useful lives					3 years
Maximum [Member]
Product Information [Line Items]
Estimated useful lives (in years) estimated useful lives					20 years
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Suppliers [Member]
Product Information [Line Items]
Concentration risk, percentage					34.00%	48.00%
Two Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage					77.00%	71.00%
Five Customers [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage					80.00%
Four Customers [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage						64.00%